Long-Term Incentive Plan and Other Compensatory Awards (Details Textual) (USD $)					12 Months Ended		142 Months Ended													12 Months Ended		98 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Apr. 30, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] Non Employees [Member]
Shares authorized, shares available for grant					4,169,644	2,853,916	4,169,644		4,051,000			2,900,000			2,058,750					10,500,000		10,500,000
Ending Balance, shares available for grant					5,192,212	1,022,568	5,192,212	3,130,790	3,149,920	6,649,000	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	955,250	0	2,101,245		2,101,245
Number Of Share Options Excercised																						531,802
Balance Outstanding (Number of shares)	200,000	7,339,593	200,000	7,705,343	7,339,593	7,705,343	7,339,593	6,655,387	6,641,333		4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000	0	7,866,953		7,866,953
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																				Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																				Nov. 13, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 45,695	$ 66,236	$ 111,931													$ 1.19	$ 0.59
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				$ 653,207		$ 269,225														$ 1,022,000		$ 1,022,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					1 year 8 months 12 days	2 years 8 months 5 days														10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																				1,828,000	433,000
Share Based Compensation Arrangement By Share Based Payment Award Unamortized Compensation Granted																							$ 15,000